Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Fair value of net financial debt (Details) - Telecom activities, operating segment [member] - EUR (€)
€ in Millions
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net financial debt [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	€ 30,100
Financial liabilities	23,500
Operating segments [member]
Disclosure of financial liabilities [line items]
Financial liabilities	€ 35,260	€ 37,076	€ 34,019
Operating segments [member] | Net financial debt [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value		30,800	28,700
Financial liabilities		€ 25,500	€ 25,400